Deposits (Tables)	12 Months Ended
Dec. 31, 2010
Deposits (Tables) [Abstract]
Noninterest-bearing and interest-bearing deposits

December 31, (in millions)	2010	2009

U.S. offices
Noninterest-bearing	$228,555	$204,003
Interest-bearing:
Demand(a)	33,368	15,964
Savings(b)	334,632	297,949
Time (included $2,733 and $1,463 at fair value at December 31, 2010 and 2009, respectively)(c)	87,237	125,191

Total interest-bearing deposits	455,237	439,104

Total deposits in U.S. offices	683,792	643,107

Non-U.S. offices
Noninterest-bearing	10,917	8,082
Interest-bearing:
Demand	174,417	186,885
Savings	607	661
Time (included $1,636 and $2,992 at fair value at December 31, 2010 and 2009, respectively)(c)	60,636	99,632

Total interest-bearing deposits	235,660	287,178

Total deposits in non-U.S. offices	246,577	295,260

Total deposits	$930,369	$938,367

(a)	2010 and 2009 includes Negotiable Order of Withdrawal (“NOW”) accounts. 2010 includes certain trust accounts.
(b)	Includes Money Market Deposit Accounts (“MMDAs”).
(c)	See Note 4 on pages 187–189 of this Annual Report for further information on structured notes classified as deposits for which the fair value option has been elected.

Time Deposits One Hundred Thousand Or More

December 31, (in millions)	2010	2009

U.S.	$59,653	$90,552
Non-U.S.	44,544	77,887

Total	$104,197	$168,439

Time Deposits, by Maturity

December 31, 2010
(in millions)	U.S.	Non-U.S.	Total

2011	$71,930	$60,043	$131,973
2012	7,382	287	7,669
2013	4,281	153	4,434
2014	1,432	22	1,454
2015	2,074	—	2,074
After 5 years	138	131	269

Total	$87,237	$60,636	$147,873